CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Condensed Income Statements, Captions
General and administrative expenses	$ 39,114	$ 40,701	$ 46,323
Loss from operations	69,428	123,626	120,244
Interest income	13,060	11,839	7,318
Interest expenses	(306)	(575)	(692)
Foreign exchange loss	599	(1,161)	(1,099)
Income before income taxes	97,497	143,723	129,642
Income tax expenses	18,171	18,184	22,205
Net income	79,396	125,261	107,161
Other comprehensive income, net of tax of nil
Translation adjustment	(28,313)	(31,602)	17,410
Comprehensive income	51,013	93,937	124,847
Parent Company
Condensed Income Statements, Captions
General and administrative expenses	1,344	1,511	1,751
Loss from operations	(1,344)	(1,511)	(1,751)
Other expense, net	0	(346)	0
Interest income	309	0	0
Interest expenses	(90)	(562)	(748)
Foreign exchange loss	(1,043)	(72)	(97)
Share of net income of subsidiaries	81,564	127,752	109,757
Income before income taxes	79,396	125,261	107,161
Income tax expenses	0	0	0
Net income	79,396	125,261	107,161
Other comprehensive income, net of tax of nil
Translation adjustment	(27,996)	(31,341)	17,406
Comprehensive income	$ 51,400	$ 93,920	$ 124,567